Advances to suppliers net (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Advances to suppliers	$ 100,439,974	$ 116,343,961
Less: allowance for doubtful accounts	0	(3,176)
Advances to suppliers, net	100,439,974	116,347,137
Lishui Zhelin Trading Co., Ltd
Advances to suppliers	45,814,980	53,405,200
Jingning Liannong Trading Co., Ltd
Advances to suppliers	16,585,230	20,231,750
Qingyuan Nongbang Mushroom Industry Co., Ltd
Advances to suppliers	17,908,708	15,417,317
Zhongjin Boda (Hangzhou) Industrial Co., Ltd
Advances to suppliers	9,694,938	10,964,912
Ningbo Runcai Supply Chain Management Co., Ltd
Advances to suppliers	10,249,203	10,279,605
Others [Member]
Advances to suppliers	$ 186,915	$ 6,048,353